Annual Fund Operating Expenses - Muhlenkamp Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Muhlenkamp Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.24%	[1],[2]

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of operating expenses to average net assets in the "Financial Highlights" section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[2]	Muhlenkamp & Company, Inc. (the “Adviser”) has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses) do not exceed 1.20% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the end of the month in which such fee waiver and/or expense payment was accrued, if so requested by the Adviser, if the aggregate amount actually paid by the Fund toward the operating expenses for such month (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least April 30, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.